Capital and share premium (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of capital and share premium

(€’000)	As of June 30, 2019	As of December 31, 2018
Capital	41,553	41,553
Share premium	33,862	206,149

# Outstanding shares	11,942,344	11,942,344